GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2017
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

7.GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets subject to amortization acquired during the year ended March 31, 2016 except for capitalized computer software costs, including ¥2,136,610 thousand recorded from the acquisition of EvD, totaled ¥2,167,070 thousand, which primarily consist of customer relationship, noncompete agreement, favorable lease arrangements and trademark of ¥1,876,725 thousand, ¥51,601 thousand,  ¥163,382 thousand and ¥44,902 thousand, respectively.

Intangible assets subject to amortization acquired during the year ended March 31, 2017 except for capitalized computer software costs, including ¥119,830 thousand recorded from the acquisition of business of EDI, totaled ¥143,974 thousand, which primarily consist of customer relationship, noncompete agreement and favorable lease arrangements of ¥109,632 thousand, ¥1,012 thousand, and ¥9,186 thousand, respectively.

The components of intangible assets subject to amortization except for capitalized computer software costs as of March 31, 2016 and 2017, are as follows:

	Thousands of Yen
	2016		2017
	Gross		Gross
	carrying	Accumulated	carrying	Accumulated
	amount	amortization	amount	amortization
Customer relationships	¥2,068,580	¥114,164	¥2,168,992	¥255,532
Trademarks	84,307	22,759	37,362	24,588
Noncompete agreements	46,875	10,416	47,680	26,069
Favorable leases	114,522	21,558	130,408	68,911
Other	72,629	26,397	83,319	44,064
	¥2,386,913	¥195,294	¥2,467,761	¥419,164

There were no intangible assets not subject to amortization at March 31, 2016 and 2017.

The weighted average amortization periods for intangible assets except for capitalized computer software costs acquired during the year ended March 31, 2016 are approximately 10 years. The weighted average amortization periods for customer relationship, trademark, noncompete agreement and favorable lease acquired during the year ended March 31, 2016 are 15 years, 4 years, 3 years and 3 years, respectively.

The weighted average amortization periods for intangible assets except for capitalized computer software costs acquired during the year ended March 31, 2017 are approximately 14 years. The weighted average amortization periods for customer relationship, trademark, noncompete agreement and favorable lease acquired during the year ended March 31, 2017 are 15 years, 10 years, 3 years and 3 years, respectively.

The amortization expenses for the years ended March 31, 2016 and 2017 were ¥180,297 thousand and ¥254,176 thousand, respectively. The estimated aggregate amortization expense of intangible assets except for capitalized computer software costs for each of the next five years is as follows:

Year Ending March 31,	Thousands of Yen
2018	¥219,821
2019	181,302
2020	156,575
2021	156,378
2022	156,025

The 13th General Meeting of Shareholders, held on June 29, 2016, approved amendments to the Articles of Incorporation, and the Company changed its corporate name on July 1, 2016. In association with the amendments, the Company reviewed the useful lives of the old company name-related trademarks held by the Company to reflect the substance of the use of the assets. The original amortization period on the company name-related trademarks was ten years from the registration date of the company name. In July 2016, the Company amortized the entire remaining book value of the old company name-related trademarks. The balance of the old company name-related trademarks amounted to zero as of March 31, 2017. Additional amortization of ¥35,601 thousand was recorded during the year ended March 31, 2017.

The following table shows changes in the carrying amount of goodwill for the years ended March 31, 2016 and 2017, by operating segment.

	Thousands of Yen
	Japan	Japan-AI	U.S.	Other	Total
Fiscal year ended March 31, 2015
Acquisition	¥—	¥—	¥150,881	¥—	¥150,881
Translation adjustments and other	—	—	24,546	—	24,546
Goodwill	—	—	175,427	—	175,427
Accumulated impairment losses	—	—	―	—	—
Balance at March 31, 2015	—	—	175,427	—	175,427

Acquisition	—	—	2,162,944	—	2,162,944
Translation adjustments and other	—	—	(206,234)	—	(206,234)
Goodwill	—	—	2,132,137	—	2,132,137
Accumulated impairment losses	—	—	—	—	—
Balance at March 31, 2016	—	—	2,132,137	—	2,132,137

Acquisition	—	—	127,449	—	127,449
Translation adjustments and other	—	—	(220,876)	—	(220,876)
Goodwill	—	—	2,038,710	—	2,038,710
Accumulated impairment losses	—	—	—	—	—
Balance at March 31, 2017	¥—	¥—	¥2,038,710	¥—	¥2,038,710